UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Master Enhanced International Series
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.1%
AGL Energy Ltd.	6,408	$88,300
AMP Ltd.	27,826	159,661
AXA Asia Pacific Holdings Ltd.	14,555	84,269
Amcor Ltd.	10,641	62,360
Aristocrat Leisure Ltd.	294	1,220
Australia & New Zealand Banking Group Ltd.	30,668	712,799
Australian Stock Exchange Ltd.	5,099	158,612
BHP Billiton Ltd.	50,259	2,015,976
BlueScope Steel Ltd. (a)	7,213	19,232
Boral Ltd.	7,301	37,533
Brambles Ltd.	1	7
CSL Ltd.	5,644	188,517
CSR Ltd.	1	1
Caltex Australia Ltd.	1,699	17,602
Coca-Cola Amatil Ltd.	13,897	143,367
Cochlear Ltd.	5,334	356,106
Commonwealth Bank of Australia Ltd.	33,592	1,732,441
Crown Ltd.	6,619	49,625
Energy Resources of Australia Ltd.	1,999	34,663
Fairfax Media Ltd.	30,310	50,006
Foster’s Group Ltd.	1	5
Goodman Fielder Ltd.	18,143	23,757
Harvey Norman Holdings Ltd.	7,509	24,892
Insurance Australia Group Ltd.	492	1,750
James Hardie Industries NV (a)	6,109	40,697
Leighton Holdings Ltd.	2,133	76,185
Lend Lease Group	21,631	171,739
Macquarie Group Ltd.	12,727	550,399
Map Group	9,774	27,682
Metcash Ltd.	10,936	41,509
Mirvac Group	36,431	49,221
National Australia Bank Ltd.	49,550	1,250,199
OneSteel Ltd.	18,977	67,860
Orica Ltd.	5,153	126,479
Origin Energy Ltd.	6,493	98,555
Paladin Resources Ltd. (a)	13,227	47,910
QBE Insurance Group Ltd.	18,579	354,673
Qantas Airways Ltd.	14,851	38,630
Rio Tinto Ltd.	13,439	965,416
SP AusNet	13,810	11,457
Santos Ltd.	18,269	245,887
Sims Metal Management Ltd.	2,194	43,234
Sonic Healthcare Ltd.	372	4,903
Stockland	13,649	49,861
Suncorp-Metway Ltd.	18,001	140,879
Tabcorp Holdings Ltd.	8,254	52,196
Tatts Group Ltd.	17,266	38,949
Telstra Corp. Ltd.	30,838	84,556
Toll Holdings Ltd.	73,486	499,720
Transurban Group	1	5

Common Stocks	Shares	Value

Australia (concluded)
Wesfarmers Ltd., Ordinary Shares	14,372	$418,782
Wesfarmers Ltd. Partially Protected Shares	2,192	64,036
Westfield Group	1	11
Westpac Banking Corp.	37,287	951,268
Woodside Petroleum Ltd.	5,661	243,622
WorleyParsons Ltd.	2,351	54,867

		12,774,088

Austria — 0.4%
Erste Bank der Oesterreichischen Sparkassen AG	983	41,182
Immoeast Immobilien Anlagen AG (a)	1	5
OMV AG	13,330	499,782
Vienna Insurance Group	560	29,487

		570,456

Belgium — 1.1%
Anheuser-Busch InBev NV	19,084	959,886
Belgacom SA	2,204	86,083
Delhaize Group	5,355	429,794
Groupe Bruxelles Lambert SA	130	11,482
KBC Bancassurance Holding (a)	2,276	109,624
Mobistar SA	431	26,525
Nationale A Portefeuille	487	25,531
Solvay SA	1	103
UCB SA	8	341
Umicore SA	1,813	63,243

		1,712,612

Bermuda — 0.0%
Mongolia Energy Co. Ltd. (a)	1,352	624

Cayman Islands — 0.0%
Foxconn International Holdings Ltd. (a)	844	889

Denmark — 1.2%
A. P. Moller - Maersk A/S, Class A	48	349,258
A. P. Moller - Maersk A/S, Class B	6	45,728
Coloplast A/S, Class B	750	82,535
DSV A/S	64	1,143
Danske Bank A/S	3,192	78,322
Novo-Nordisk A/S, Class B	15,789	1,218,838
Topdanmark A/S (a)	225	29,296
TrygVesta A/S	353	23,290
William Demant Holding (a)	300	21,214

		1,849,624

Finland — 1.0%
Elisa Corp.	3,442	70,942
Fortum Oyj	4,680	114,537
Kesko Oyj, Class B	904	35,583
Kone Oyj, Class B	2,240	92,581

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
EUR	Euro
HKD	Hong Kong Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Finland (concluded)
Metso Oyj (a)	3,028	$97,728
Neste Oil Oyj	5,052	88,142
Nokia Oyj	206	3,210
Orion Oyj	2,897	64,006
Outokumpu Oyj (a)	3,558	78,188
Rautaruukki Oyj	2,985	64,527
Sampo Oyj	6,100	161,715
Stora Enso Oyj, Class R	68,700	523,010
UPM-Kymmene Oyj	15,095	200,161
Wartsila Oyj	1,200	60,764

		1,655,094

France — 8.8%
Air Liquide	2,687	322,774
Alcatel SA (a)	151,695	477,107
Alstom	2,857	177,888
BNP Paribas SA	4,717	361,544
Bouygues	3,184	159,748
CNP Assurances	5,823	549,530
Cap Gemini SA	2,178	107,085
Carrefour SA	7,204	347,107
Casino Guichard Perrachon SA	1,772	149,761
Christian Dior SA	1,740	185,486
Cie de Saint-Gobain SA	6,647	319,215
Cie Generale d’Optique Essilor International SA	1,281	81,805
Compagnie Generale de Geophysique SA (a)	61	1,727
Compagnie Generale des Etablissements Michelin	1,087	80,057
Credit Agricole SA	8,598	150,191
Dassault Systemes SA	2,809	166,098
Eiffage	584	30,198
Electricite de France SA	3,592	195,813
Eurazeo	400	27,682
European Aeronautic Defense and Space Co.	6	121
Eutelsat Communications	726	25,809
Fonciere Des Regions	287	31,575
France Telecom SA	60	1,437
GDF Suez	62	2,397
Hermes International	355	49,318
L’Oreal SA	8,716	916,613
LVMH Moet Hennessy Louis Vuitton SA	1,926	224,998
Natixis (a)	2,356	12,630
Neopost SA	938	74,958
PagesJaunes Groupe SA	50,604	580,686
Peugeot SA (a)	15,524	456,064
Pinault-Printemps-Redoute	1,082	143,848
Publicis Groupe	17,590	751,757
Renault SA (a)	8,555	399,710
Safran SA	2,734	71,231
Sanofi-Aventis	12,694	947,337
Schneider Electric SA	2,483	290,089
Scor SE	1	25
Societe Generale SA	9,925	622,893

Common Stocks	Shares	Value

France (concluded)
Societe Television Francaise 1	1,678	$31,085
Suez Environnement SA	3,838	88,279
Technip SA	8,242	669,037
Total SA	31,393	1,821,995
Unibail - Rodamco	1,406	284,645
Vallourec SA	3,135	632,618
Vinci SA	7,907	465,487
Vivendi SA	17,399	465,261

		13,952,719

Germany — 6.6%
Adidas-Salomon AG	4,297	229,730
Allianz AG, Registered Shares	5,652	707,391
BASF SE	11,516	712,817
Bayer AG	13,341	901,454
Bayerische Motoren Werke AG	15,524	716,175
Bayerische Motoren Werke AG (Preference Shares)	725	25,716
Beiersdorf AG	8	478
Celesio AG	14,687	469,407
Commerzbank AG (a)	1	9
DaimlerChrysler AG	11,264	529,419
Deutsche Bank AG, Registered Shares	7,441	571,200
Deutsche Lufthansa AG	1	17
Deutsche Telekom AG	33,702	455,441
E.ON AG	24,641	910,998
Fresenius AG	140	10,423
Fresenius AG (Preference Shares)	182	13,744
Fresenius Medical Care AG	202	11,381
Hannover Rueckversicherung AG Registered Shares (a)	859	42,354
HeidelbergCement AG	2,100	116,889
Infineon Technologies AG (a)	58,134	402,607
MAN SE	407	34,043
Metro AG	9,213	546,594
Muenchener Rueckversicherungs AG, Registered Shares	3,412	553,486
RWE AG	4,946	438,772
Siemens AG	16,369	1,635,550
Solarworld AG	5,738	86,273
ThyssenKrupp AG	3,694	126,668
United Internet AG (a)	10	152
Volkswagen AG	1,132	110,023
Wacker Chemie AG	621	92,664

		10,451,875

Greece — 0.5%
Alpha Bank AE	1,030	9,777
Bank of Cyprus Public Co. Ltd.	16,035	101,153
EFG Eurobank Ergasias SA (a)	1	9
Marfin Investment Group SA	185	425
National Bank of Greece SA	6,556	132,223
OPAP SA	24,202	550,005
Piraeus Bank SA (a)	1	9

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Greece (concluded)
Public Power Corp. (a)	1,643	$28,856

		822,457

Hong Kong — 2.0%
ASM Pacific Technology Ltd.	3,000	28,369
BOC Hong Kong Holdings Ltd.	302,503	719,769
CLP Holdings Ltd.	42,000	300,189
Cathay Pacific Airways Ltd.	16,000	33,656
Cheung Kong Holdings Ltd.	25,000	321,476
Chinese Estates Holdings Ltd.	12,000	20,056
Esprit Holdings Ltd.	16,600	130,827
Hang Lung Group Ltd.	12,007	63,597
Hang Lung Properties Ltd.	52,000	209,231
Hang Seng Bank Ltd.	4,500	62,612
Henderson Land Development Co., Ltd.	15,000	105,443
The Hong Kong & China Gas Ltd.	19,100	47,588
Hongkong Electric Holdings Ltd.	3,000	17,793
Hopewell Holdings Ltd.	321	950
Hutchison Whampoa Ltd.	30,000	219,099
Kerry Properties Ltd.	10,000	53,560
The Link Real Estate Investment Trust	500	1,232
MTR Corp.	500	1,891
NWS Holdings Ltd.	12,000	23,922
New World Development Ltd.	195,000	380,783
Orient Overseas International Ltd.	659	4,877
Sun Hung Kai Properties Ltd.	15,000	225,090
Swire Pacific Ltd., Class A	3,500	42,069
Television Broadcasts Ltd.	3,000	14,523
Wharf Holdings Ltd.	19,875	111,821
Wheelock and Co., Ltd.	14,000	41,225
Wing Hang Bank Ltd.	2,500	22,840

		3,204,488

Ireland — 0.3%
CRH Plc	12,160	303,331
Kerry Group Plc	3,743	116,347
Ryanair Holdings Plc (a)	139	693

		420,371

Italy — 2.4%
Assicurazioni Generali SpA	8,207	197,091
Banca Monte dei Paschi di Siena SpA	31,798	47,005
Banco Popolare SpA (a)	48,099	333,905
Enel SpA	191,255	1,068,918
Exor SpA	1,044	18,139
Fiat SpA (a)	5,882	76,543
Fondiaria-Sai SpA	3	45
Intesa Sanpaolo SpA (a)	1	4
Mediobanca SpA (a)	822	8,833
Mediolanum SpA	1	6
Parmalat SpA	24,364	66,740
Prysmian SpA	10,212	200,599
Snam Rete Gas SpA	74,635	378,197

Common Stocks	Shares	Value

Italy (concluded)
Telecom Italia SpA	183,466	$263,789
Telecom Italia SpA (Non- Convertible Savings Shares)	508,008	573,066
Unicredit SpA	177,033	521,993

		3,754,873

Japan — 20.8%
Acom Co., Ltd.	18,560	304,059
Advantest Corp.	100	2,508
Aeon Co., Ltd.	18,700	212,512
Aeon Credit Service Co., Ltd.	1,000	11,887
Aioi Insurance Co., Ltd.	15,000	79,107
All Nippon Airways Co., Ltd.	42,000	120,047
Amada Co., Ltd.	5,000	41,989
Aozora Bank Ltd.	1,000	1,415
Asahi Breweries Ltd.	34,900	654,879
Asahi Kasei Corp.	26,000	140,060
Asics Corp.	2,000	19,580
Astellas Pharma, Inc.	6,600	239,073
The Bank of Yokohama Ltd.	26,000	127,581
Benesse Holdings, Inc.	1,100	47,691
Brother Industries Ltd.	2,902	35,152
Canon, Inc.	12,900	596,693
Canon Marketing Japan Inc.	1,000	13,621
Casio Computer Co., Ltd.	3,400	26,199
Central Japan Railway Co.	11	83,851
Chiyoda Corp.	2,000	19,873
Chubu Electric Power Co., Inc.	31,900	797,885
The Chugoku Bank Ltd.	3,000	40,554
Chugoku Electric Power Co.	3,800	75,577
Chuo Mitsui Trust Holdings, Inc.	14,000	52,700
Citizens Holding Co., Ltd.	130	891
Coca-Cola West Holdings Co., Ltd.	4,700	76,829
Credit Saison Co., Ltd.	2,000	31,038
Dai Nippon Printing Co., Ltd.	8,000	108,210
Dai-ichi Life Insurance Co. (a)	124	185,688
Daihatsu Motor Co., Ltd.	3,000	28,678
Daiichi Sankyo Co., Ltd.	40	750
Daikin Industries Ltd.	1,200	49,178
Dainippon Pharma Co., Ltd.	2,000	18,351
Daito Trust Construction Co., Ltd.	2,900	140,223
Daiwa Securities Group, Inc.	38,000	200,285
Dena Co. Ltd.	43	318,394
Denso Corp.	9,600	286,506
Diamond Lease Co., Ltd.	840	30,605
East Japan Railway Co.	5	348
Eisai Co., Ltd.	5,900	210,381
Fuji Media Holdings, Inc.	7	10,382
Fuji Photo Film Co., Ltd.	22,900	788,805
Fujitsu Ltd.	26,000	170,684
Fukuoka Financial Group, Inc.	454	1,932
Furukawa Electric Co., Ltd.	9,000	46,846
The Gunma Bank Ltd.	14,000	77,527
Hirose Electric Co., Ltd.	700	80,842
Hisamitsu Pharmaceutical Co., Ltd.	900	33,489
Hitachi Chemical Co., Ltd.	1,400	30,329

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Hitachi Construction Machinery Co., Ltd.	1,500	$35,504
Hitachi Ltd. (a)	91,000	338,576
Hitachi Metals Ltd.	2,474	26,047
Hokuhoku Financial Group, Inc.	27,000	59,357
Hokuriku Electric Power	2	44
Honda Motor Co., Ltd.	26,000	916,466
Hoya Corp.	5,500	151,437
IHI Corp.	19,000	34,808
Inpex Corp.	23	168,913
Isetan Mitsukoshi Holdings Ltd.	3,382	36,383
Isuzu Motors Ltd.	17,000	46,085
Itochu Corp.	21,000	184,321
Itochu Techno-Science Corp.	400	13,145
J Front Retailing Co. Ltd.	7,000	41,258
JFE Holdings, Inc.	18,700	754,483
JS Group Corp.	100	2,037
JSR Corp.	26,300	549,174
Japan Prime Realty Investment Corp.	25	55,672
Japan Real Estate Investment Corp.	12	102,391
Japan Retail Fund Investment Corp.	64	75,440
KDDI Corp.	57	295,079
Kamigumi Co., Ltd.	4,000	32,202
Kaneka Corp.	4,000	25,954
The Kansai Electric Power Co., Inc.	26,700	612,052
Kao Corp.	6,000	152,170
Kawasaki Heavy Industries Ltd.	2,000	5,531
Kawasaki Kisen Kaisha Ltd.	147,000	587,243
Keyence Corp.	100	23,944
Kinden Corp.	2,000	17,550
Kirin Holdings Co., Ltd.	12,000	177,174
Kobe Steel Ltd.	76,000	163,644
Komatsu Ltd.	18,100	380,272
Konami Corp.	1,400	27,019
Konica Minolta Holdings, Inc.	7,000	81,875
Kubota Corp.	7,000	63,912
Kuraray Co., Ltd.	4,500	60,639
Kyocera Corp.	600	58,567
Kyowa Hakko Kirin Co., Ltd.	5,000	51,640
Kyushu Electric Power Co., Inc.	1,000	21,783
Makita Corp.	1,700	56,117
Marubeni Corp.	23,000	143,157
Marui Group Co., Ltd.	3,700	26,841
Matsui Securities Co., Ltd.	1,400	10,026
McDonald’s Holdings Co. Japan Ltd.	964	19,571
Medipal Holdings Corp.	1,900	22,527
Mitsubishi Chemical Holdings Corp.	37,000	189,484
Mitsubishi Corp.	17,700	464,797
Mitsubishi Electric Corp.	15,000	138,110
Mitsubishi Estate Co., Ltd.	22,000	360,556
Mitsubishi Gas Chemical Co., Inc.	5,000	30,182

Common Stocks	Shares	Value

Japan (continued)
Mitsubishi Heavy Industries Ltd.	24,000	$99,559
Mitsubishi Materials Corp.	50,100	144,312
Mitsubishi Motors Corp. (a)	6	8
Mitsubishi UFJ Financial Group, Inc.	247,212	1,295,800
Mitsui & Co., Ltd.	20,703	348,583
Mitsui OSK Lines Ltd.	51,000	366,744
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,800	244,735
Mitsumi Electric Co., Ltd.	1,100	24,117
Mizuho Financial Group, Inc.	399,627	790,082
NEC Corp.	36,000	108,434
NGK Insulators Ltd.	1,000	20,442
NHK Spring Co., Ltd.	2,000	18,380
NSK Ltd.	7,000	55,367
NTN Corp.	6,000	27,142
NTT Data Corp.	18	60,018
NTT DoCoMo, Inc.	247	375,927
Namco Bandai Holdings, Inc.	2,700	26,332
Nidec Corp.	1,400	150,111
Nikon Corp.	3,000	65,589
Nintendo Co., Ltd.	3,600	1,207,309
Nippon Building Fund, Inc.	13	112,020
Nippon Express Co., Ltd.	10,000	43,069
Nippon Oil Corp.	17,000	86,579
Nippon Paper Group, Inc.	100	2,573
Nippon Telegraph & Telephone Corp.	9,592	403,608
Nippon Yusen Kabushiki Kaisha	158,000	624,890
The Nishi-Nippon City Bank Ltd.	34,000	100,544
Nissan Motor Co., Ltd.	35,100	301,422
Nisshinbo Industries, Inc.	2,000	20,738
Nomura Real Estate Office Fund, Inc.	3	16,869
Nomura Research Institute Ltd.	1,600	36,472
ORIX Corp.	6,250	554,938
Obayashi Corp.	9,000	40,010
Oracle Corp. Japan	100	4,641
Osaka Gas Co., Ltd.	11,000	39,438
Otsuka Shokai Co., Ltd.	200	12,720
Resona Holdings, Inc.	43,045	545,535
Rinnai Corp.	500	26,284
Rohm Co., Ltd.	300	22,447
Sankyo Co., Ltd. (Gunma)	800	39,604
Secom Co., Ltd.	1,000	43,784
Seiko Epson Corp.	1,700	26,453
Seven & I Holdings Co., Ltd.	9,636	233,105
Seven Bank Ltd.	9	18,115
Shikoku Electric Power Co., Inc.	2,500	70,891
Shimadzu Corp.	4,000	32,096
Shimamura Co., Ltd.	1,100	97,521
Shimano, Inc.	900	39,895
Shin-Etsu Chemical Co., Ltd.	8,700	506,310
Shinko Securities Co., Ltd.	8,000	25,332
Shiseido Co., Ltd.	9,000	195,846
Showa Denko KK	143,000	322,755

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Showa Shell Sekiyu KK	2,000	$13,546
Softbank Corp.	10,700	264,034
Sojitz Corp.	15,700	30,438
Square Enix Holdings Co., Ltd.	3	66
Stanley Electric Co., Ltd.	2,000	38,900
Sumitomo Chemical Co., Ltd.	14,000	68,548
Sumitomo Corp.	16,000	184,249
Sumitomo Electric Industries Ltd.	4,000	49,141
Sumitomo Heavy Industries Ltd.	5,000	30,168
Sumitomo Metal Industries Ltd.	83,300	252,538
Sumitomo Mitsui Financial Group, Inc.	20,772	688,172
Sumitomo Realty & Development Co., Ltd.	3,000	57,246
Sumitomo Rubber Industries, Ltd.	2,300	20,317
The Sumitomo Trust & Banking Co., Ltd.	30,000	176,330
Suruga Bank Ltd.	9,000	80,608
Suzuki Motor Corp.	1,300	28,704
T&D Holdings, Inc.	3,950	93,727
TDK Corp.	400	26,666
Taiheiyo Cement Corp.	294,000	421,869
Taisei Corp.	13,000	28,681
Takeda Pharmaceutical Co., Ltd.	24,200	1,065,621
Terumo Corp.	3,900	207,933
Tohoku Electric Power Co., Inc.	1,500	31,731
Tokio Marine Holdings, Inc.	13,233	373,054
The Tokyo Electric Power Co., Inc.	19,400	517,427
Tokyo Electron Ltd.	1,000	66,457
Tokyo Gas Co., Ltd.	1,000	4,411
Tokyo Steel Manufacturing Co., Ltd.	1,600	20,059
Tokyo Tatemono Co., Ltd.	4,000	14,416
Tokyu Corp.	31,000	129,779
TonenGeneral Sekiyu KK	4,000	33,806
Toppan Printing Co., Ltd.	8,000	72,353
Toray Industries, Inc.	2,000	11,699
Toshiba Corp.	73,000	377,835
Tosoh Corp.	7,000	17,803
Toyo Seikan Kaisha Ltd.	2,100	37,212
Toyo Suisan Kaisha, Ltd.	1,000	25,873
Toyoda Gosei Co., Ltd.	900	25,272
Toyota Boshoku Corp.	100	1,922
Toyota Industries Corp.	2,600	74,418
Toyota Motor Corp.	43,800	1,761,171
Trend Micro, Inc.	1,500	52,361
Tsumura & Co.	900	26,140
UNY Co., Ltd.	3,000	24,851
USS Co., Ltd.	10	680
Ushio, Inc.	1,500	25,496
West Japan Railway Co.	39	134,371
Yahoo! Japan Corp.	407	148,454
Yamada Denki Co., Ltd.	1,220	90,154
Yamaguchi Financial Group, Inc.	3,000	32,865

Common Stocks	Shares	Value

Japan (concluded)
Yamaha Corp.	100	$1,293
Yamaha Motor Co., Ltd. (a)	8,600	129,195
Yamato Kogyo Co. Ltd.	600	19,960
Yamato Transport Co., Ltd.	3,475	48,908
The Yasuda Trust & Banking Co., Ltd.	65,000	65,502

		32,862,768

Kazakhstan — 0.4%
Eurasian Natural Resources Corp.	35,389	639,446

Luxembourg — 1.1%
ArcelorMittal	23,459	1,028,573
SES Global	15	378
Tenaris SA	34,616	746,384

		1,775,335

Netherlands — 2.7%
ASML Holding NV	23,948	849,081
Aegon NV (a)	1	7
Fugro NV	942	61,475
Heineken NV	8	411
ING Groep NV CVA (a)	50,984	505,129
Koninklijke Ahold NV	54,548	727,409
Koninklijke Boskalis Westminster NV	905	34,621
Koninklijke DSM NV	2,421	107,856
Koninklijke KPN NV	1	16
Koninklijke Philips Electronics NV	15,740	505,039
Koninklijke Vopak NV	448	35,226
Reed Elsevier NV	2,701	32,779
TNT NV	5,231	149,802
Unilever NV	40,346	1,220,587

		4,229,438

New Zealand — 0.3%
Auckland International Airport Ltd.	44	60
Fletcher Building Ltd.	58,360	345,699
Sky City Ltd.	1	2
Telecom Corp. of New Zealand Ltd.	66,386	102,089

		447,850

Norway — 0.6%
DnB NOR ASA (a)	7,200	82,349
Orkla ASA	1,153	10,201
Statoil ASA	31,124	724,235
Telenor ASA (a)	12,200	165,572
Yara International ASA	25	1,087

		983,444

Portugal — 0.5%
Banco Comercial Portugues SA, Registered Shares	58,795	65,271
Banco Espirito Santo SA, Registered Shares (a)	13,558	73,160
Galp Energia SGPS SA	2,355	40,887
Jeronimo Martins SGPS SA	3,151	31,910

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Portugal (concluded)
Portugal Telecom SGPS SA, Registered Shares	50,319	$561,614

		772,842

Singapore — 1.3%
CapitaLand Ltd.	8,500	24,066
CapitaMall Trust	31,000	39,153
City Developments Ltd.	36,000	272,295
ComfortDelgro Corp. Ltd.	27,000	30,078
Cosco Corp. (Singapore) Ltd.	1,000	884
DBS Group Holdings Ltd.	16,000	163,132
Fraser and Neave Ltd.	28,000	95,915
Jardine Cycle & Carriage Ltd.	2,099	44,008
Keppel Corp. Ltd.	2,000	13,027
Noble Group Ltd.	20,000	43,667
Oversea-Chinese Banking Corp.	21,134	131,342
SembCorp Industries Ltd.	12,000	35,332
Sembcorp Marine Ltd.	165,000	492,994
Singapore Airlines Ltd.	466	5,058
Singapore Exchange Ltd.	13,000	70,975
Singapore Telecommunications Ltd.	79,726	180,344
UOL Group Ltd.	7,000	19,485
United Overseas Bank Ltd.	11,000	150,739
Wilmar International Ltd.	39,000	186,396

		1,998,890

Spain — 3.4%
ACS Actividades de Construccion y Servicios, SA	13,691	631,708
Acerinox SA	8,221	161,877
Banco Bilbao Vizcaya Argentaria SA	32,187	440,158
Banco de Sabadell SA	14,274	78,842
Banco Popular Espanol SA	23,461	172,550
Banco Santander SA	104,611	1,387,569
Bankinter SA	2,373	19,778
Corp. Mapfre SA	66,214	242,795
Criteria Caixacorp. SA	15,720	77,995
Ferrovial SA	208	2,021
Fomento de Construcciones y Contratas SA	1,029	37,634
Gestevision Telecinco SA	1,429	22,443
Iberdrola Renovables	1	4
Iberdrola SA	1	9
Iberia Lineas Aereas de Espana	1	4
Repsol YPF SA	10,367	245,578
Sacyr Vallehermoso SA (a)	803	7,069
Telefonica SA	80,494	1,907,277
Zardoya Otis SA	1	17

		5,435,328

Sweden — 2.5%
Atlas Copco AB, Class A	25	387
Electrolux AB	20,563	470,996
Hennes & Mauritz AB B Shares	5,675	369,027
Husqvarna AB (a)	5,919	43,085

Common Stocks	Shares	Value

Sweden (concluded)
Investor AB	29,400	$563,688
Millicom International Cellular SA – ADR	1,014	90,723
Nordea Bank AB	45,947	452,904
SKB AB	5,453	96,870
SSAB AB	2,544	45,742
SSAB AB	1,212	19,682
Sandvik AB	14,110	176,269
Securitas AB	62,648	667,863
Skandinaviska Enskilda Banken AB, Class A (a)	49	312
Skanska AB, Class B	9,884	179,526
Svenska Cellulosa AB	5,769	81,341
Swedish Match AB	3,469	82,900
Tele2 AB	4,200	70,022
Telefonaktiebolaget LM Ericsson	52,022	545,504
TeliaSonera AB	5	35

		3,956,876

Switzerland — 7.5%
ABB Ltd.	26,453	578,280
Actelion Ltd. (a)	9	409
Adecco SA, Registered Shares	336	19,075
Aryzta AG	1,162	50,899
BKW FMB Energie AG	4	297
Baloise Holding AG	5	444
Compagnie Financiere Richemont SA	24,800	961,626
Credit Suisse Group AG	19,996	1,029,242
GAM Holdings Ltd.	3,075	37,709
Geberit AG	601	107,525
Givaudan SA	92	80,679
Holcim Ltd.	2,441	181,916
Julius Baer Group Ltd.	708	25,626
Kuehne & Nagel International AG	754	76,184
Logitech International SA (a)	2,513	41,433
Nestle SA, Registered Shares	61,296	3,140,930
Nobel Biocare Holding AG	4,646	124,135
Novartis AG, Registered Shares	28,464	1,539,730
Pargesa Holding SA	366	31,059
Roche Holding AG	9,494	1,541,926
SGS SA	61	84,194
Schindler Holding AG	712	62,634
Schindler Holding AG	299	25,957
Sonova Holding AG	63	7,820
Straumann Holding AG, Registered Shares (a)	112	27,847
The Swatch Group Ltd. Bearer Shares	55	17,539
The Swatch Group Ltd., Registered Shares	730	43,446
Swiss Reinsurance Co., Registered Shares (a)	3,580	175,654
Swisscom AG	334	121,991
Syngenta AG	1,705	473,443
Synthes, Inc.	125	15,617
UBS AG (a)	50,924	828,427

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Switzerland (concluded)
Zurich Financial Services AG		1,935	$496,315

			11,950,008

United Kingdom — 18.8%
Admiral Group Plc		6,561	131,537
Amec Plc		9,200	111,546
AstraZeneca Plc		32,793	1,462,099
Aviva Plc		27,404	160,090
BAE Systems Plc		66,943	377,416
BHP Billiton Plc		28,153	962,212
BP Plc		293,071	2,773,957
BT Group Plc		110,601	207,609
Balfour Beatty Plc		130,571	579,920
Barclays Plc		239,242	1,302,715
British Airways Plc (a)		1	4
British American Tobacco Plc		17,750	611,939
British Land Co. Plc		29,355	213,969
British Sky Broadcasting Plc		16,207	148,069
Burberry Group Plc		1	11
Cable & Wireless Communications Plc		1	1
Cable & Wireless Worldwide (a)		1	1
Centrica Plc		47,218	210,834
Cobham Plc		1	4
Compass Group Plc		65,822	525,469
Diageo Plc		30,016	504,654
Drax Group Plc		60,440	342,984
Experian Group Ltd.		71,364	701,754
GlaxoSmithKline Plc		68,943	1,323,343
Group 4 Securicor Plc		1	4
HSBC Holdings Plc		298,102	3,020,933
Hammerson Plc		9,930	59,256
Home Retail Group		12,522	51,520
Imperial Tobacco Group Plc		7	214
Inmarsat Plc		5,950	68,235
Intercontinental Hotels Group Plc		3,543	55,459
International Power Plc		2,110	10,245
Invensys Plc		121,548	627,782
Investec Plc		31,996	261,561
J Sainsbury Plc		17,241	85,772
Johnson Matthey Plc		3,038	80,648
Kazakhmys Plc		3,028	69,995
Kingfisher Plc		55,156	179,584
Legal & General Group Plc		82,901	110,545
Lloyds TSB Group Plc (a)		2	2
Lonmin Plc (a)		2,178	67,426
Man Group Plc		42,468	155,458
Marks & Spencer Group Plc		7,812	43,904
National Grid Plc		33,281	323,969
Next Plc		18,083	594,023
Old Mutual Plc (a)		74,583	138,559
Prudential Plc		4,036	33,388
Resolution Ltd.		1	1
Rio Tinto Plc, Registered Shares		27,514	1,626,591
Rolls-Royce Group Plc		98,522	892,000
Royal & Sun Alliance Insurance Group		283,232	548,326

Common Stocks	Shares		Value

United Kingdom (concluded)
Royal Bank of Scotland Group Plc (a)		1	$1
Royal Dutch Shell Plc		50,175	1,454,714
Royal Dutch Shell Plc, Class B		38,145	1,051,578
SABMiller Plc		13,301	390,134
Schroders Plc		5,730	122,404
Scottish & Southern Energy Plc		17,621	294,640
Severn Trent Plc		31,228	566,202
Smiths Group Plc		5,325	91,861
Standard Chartered Plc		45,600	1,242,931
Standard Life Plc		1	3
TUI Travel Plc		88,438	405,156
Tesco Plc		1	7
Tullow Oil Plc		11,417	216,653
Unilever Plc		20,764	607,858
Vedanta Resources Plc		6,985	294,095
Vodafone Group Plc		330,767	765,036
William Morrison Supermarkets Plc		8,543	38,030
Wolseley Plc (a)		4,016	97,040
Xstrata Plc		21,256	402,297

			29,798,177

Total Common Stocks – 92.3%			146,020,572

Corporate Bonds	Par (000)

Japan — 0.1%
Mitsubishi Corp., 0.00%, 6/17/11 (b)	JPY	5,000	109,703

Total Corporate Bonds – 0.1%			109,703

Exchange-Traded Funds	Shares

United States — 0.9%
iShares MSCI EAFE Index Fund (c)(d)		26,540	1,486,240

Total Exchange-Traded Funds – 0.9%			1,486,240

Preferred Stocks

Germany — 0.4%
Henkel KgaA, 0.53%		779	41,957
RWE AG, 4.50%		7,158	588,732

Total Preferred Stocks – 0.4%			630,689

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Rights	Shares		Value

Australia — 0.0%
Lend Lease Group (Expires 4/06/10)		4,916	$4,060

Germany — 0.0%
Volkswagen AG (Expires 4/13/10)		1,132	749

Total Rights – 0.0%			4,809

Warrants (e)

France — 0.0%
Fonciere Des Regions (Expires 12/31/10)		287	322

Italy — 0.0%
Mediobanca SpA (Expires 3/18/11)		783	99
Unione Di Banche Italiane ScpA (Expires 6/30/11)		3,377	167

			266

Total Warrants – 0.0%			588

Total Long-Term Investments (Cost – $127,967,160) – 93.7%			148,252,601

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.12% (c)(f)	USD	416,532	416,532

Total Short-Term Securities (Cost – $416,532) – 0.3%			416,532

			Value

Total Investments (Cost – $128,383,692*) – 94.0%			$148,669,133
Other Assets Less Liabilities – 6.0%			9,536,710

Net Assets – 100.0%			$158,205,843

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$138,670,895

	Gross unrealized appreciation	$15,083,441
	Gross unrealized depreciation	(5,085,203)

	Net unrealized appreciation	$9,998,238

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	—	$2,636,234	[1]	—	$513
iShares MSCI EAFE Index Fund	—	—		—	$13,107

[1] Represents net sale cost.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Represents the current yield as of report date.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	200,000	USD	268,520	UBS AG	4/01/10	$1,612
GBP	37,086	USD	56,024	Nomura Securities International	4/06/10	252
EUR	635,000	USD	915,035	Goldman Sach International	4/15/10	(57,359)
GBP	530,000	USD	848,270	UBS AG	4/15/10	(44,072)
HKD	925,000	USD	119,343	Goldman Sach International	4/15/10	(193)
JPY	94,700,000	USD	1,024,005	Goldman Sach International	4/15/10	(10,985)
NOK	55,000	USD	9,226	UBS AG	4/15/10	22
USD	189,599	EUR	135,000	Brown Brothers Harriman & Co.	4/15/10	7,259
USD	47,297	HKD	367,000	Brown Brothers Harriman & Co.	4/15/10	23
USD	51,055	JPY	4,618,000	Brown Brothers Harriman & Co.	4/15/10	1,656
USD	162,003	GBP	104,000	Goldman Sach International	4/15/10	4,198
USD	32,314	HKD	251,000	Goldman Sach International	4/15/10	(17)
USD	9,090	NOK	55,000	Goldman Sach International	4/15/10	(158)
USD	676,794	GBP	426,000	UBS AG	4/15/10	30,400
USD	689,249	EUR	500,000	UBS AG	4/15/10	13,914
USD	39,538	HKD	307,000	UBS AG	4/15/10	(7)
USD	189,982	JPY	17,000,000	UBS AG	4/15/10	8,130
USD	808,027	JPY	73,082,000	UBS AG	4/15/10	26,257

Total						$(19,068)

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	9

Schedule of Investments (continued)	Master Enhanced International Series

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

4	LIFFE	Amsterdam	April 2010	$364,628	$5,452
7	Hang Seng Index Futures	Honk Kong	April 2010	933,403	23,612
22	OMXS30 Index Futures	Stockholm	April 2010	308,168	1,848
6	SPI 200 Futures	Sydney	June 2010	667,548	4,034
8	CAC40 10 Euro Futures	Paris	June 2010	412,312	5,851
1	Dax Index 25 Futures	Eurex	June 2010	200,718	6,659
2	S&P MIB Index Futures	Borsa	June 2010	304,893	(2,481)
45	DJ Euro Stoxx 50 Futures	Eurex	June 2010	1,719,225	13,601
23	FTSE 100 Index Futures	LIFFE	June 2010	1,948,881	9,320
19	Topix Index Futures	Tokyo	June 2010	1,881,705	104,871

Total					$172,767

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Series’ most recent financial statements as contained in its annual report.

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced International Series

The following tables summarize the inputs used as of March 31, 2010 in determining the investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments:
Australia	—	$12,774,088	—	$12,774,088
Austria	—	570,456	—	570,456
Belgium	—	1,712,612	—	1,712,612
Bermuda	—	624	—	624
Cayman Islands	—	889	—	889
Denmark	—	1,849,624	—	1,849,624
Finland	—	1,655,094	—	1,655,094
France	—	13,952,719	—	13,952,719
Germany	—	10,451,875	—	10,451,875
Greece	—	822,457	—	822,457
Hong Kong	—	3,204,488	—	3,204,488
Ireland	—	420,371	—	420,371
Italy	—	3,754,873	—	3,754,873
Japan	—	32,862,768	—	32,862,768
Kazakhstan	—	639,446	—	639,446
Luxembourg	—	1,775,335	—	1,775,335
Netherlands	—	4,229,438	—	4,229,438
New Zealand	—	447,850	—	447,850
Norway	—	983,444	—	983,444
Portugal	—	772,842	—	772,842
Singapore	—	1,998,890	—	1,998,890
Spain	—	5,435,328	—	5,435,328
Sweden	—	3,956,876	—	3,956,876
Switzerland	—	11,950,008	—	11,950,008
United Kingdom	—	29,798,177	—	29,798,177
Corporate Bonds:
Japan	—	109,703	—	109,703
Investment Companies	$1,486,240	—	—	1,486,240
Preferred Stocks:
Germany	—	630,689	—	630,689
Rights:
Australia	4,060	—	—	4,060
Germany	—	749	—	749
Warrants:
France	322	—	—	322
Italy	167	99	—	266
Short-Term Securities	416,532	—	—	416,532

Total	$1,907,321	$146,761,812	—	$148,669,133

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	11

Schedule of Investments (concluded)	Master Enhanced International Series

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$175,248	—	—	$175,248
Foreign currency contracts	—	$93,723	—	93,723
Liabilities:
Equity contracts	(2,481)	—	—	(2,481)
Foreign currency contracts	—	(112,791)	—	(112,791)

Total	$172,767	$(19,068)	—	$153,699

[1]	Derivative financial instruments are futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Enhanced International Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: May 27, 2010